RESTRICTED CASH	12 Months Ended
Dec. 31, 2011
RESTRICTED CASH

5. RESTRICTED CASH

Restricted cash is pledged as collateral when the Company enters into agreements with banks for certain banking facilities. As of December 31, 2010 and 2011, the restricted cash of $4,779,018 and $6,532,452 was pledged as collateral for issuance of bank acceptance notes and letters of credit; $1,276,329 and $609,504 was pledged as collateral for foreign exchange forward contracts commitments. (Note 14 and 18)

In addition, time deposits of $300,000 and $560,000 were pledged to a supplier as of December 31, 2010 and 2011, respectively as collateral for purchases.